united states
securities and exchange commission
washington, d.c. 20549

form N-CSR
certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2728 19th Place South, Suite 160, Homewood, AL 35209

(Address of principal executive offices) (Zip code)

The Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

MONTEAGLE SELECT VALUE FUND – INSTITUTIONAL CLASS

MVEIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Select Value Fund – MVEIX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Select Value Fund - Institutional Class	$75	1.42%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2026)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Select Value Fund - Institutional Class	22.72%	8.75%	10.70%	$27,631
S&P 500 Index	16.99%	14.17%	15.50%	$42,224

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$19,278,539	50	43.37%	$45,162

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard top ten holdings

% of Net Assets

1.	Federated Hermes Government Obligations Fund - Institutional Class	10.48%
2.	AES Corp.	3.28%
3.	The Campbell's Co.	3.16%
4.	NextEra Energy, Inc.	2.92%
5.	United Rentals, Inc.	2.83%
6.	Leidos Holdings, Inc.	2.72%
7.	Texas Pacific Land Corp.	2.72%
8.	Fortinet, Inc	2.71%
9.	Qnity Electronics, Inc.	2.66%
10.	Zoetis, Inc	2.62%
	Total % of Net Assets	36.10%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

MONTEAGLE OPPORTUNITY EQUITY FUND – INVESTOR CLASS

HEQFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Investor Class – HEQFX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Opportunity Equity Fund - Investor Class	$92	1.77%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2026)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund – Investor Class	16.67%	8.85%	10.07%	$ 26,103
S&P 500 Index	16.99%	14.17%	15.50%	$ 42,226

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,664,656	119	8.45%	$20,102

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

% of Net Assets

1.	Landstar System, Inc.	1.67%
2.	Matson, Inc.	1.58%
3.	C.H. Robinson Worldwide, Inc.	1.46%
4.	Brady Corp. Class A	1.42%
5.	A.O. Smith Corp.	1.35%
6.	Fluor Corp.	1.32%
7.	Mueller Industries, Inc.	1.30%
8.	Terex Corp.	1.27%
9.	Hubbell, Inc.	1.25%
10.	Toro Co.	1.23%
	Total % of Net Assets	13.85%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

MONTEAGLE OPPORTUNITY EQUITY FUND – INSTITUTIONAL CLASS

HEQCX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Institutional Class – HEQCX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Opportunity Equity Fund - Institutional Class	$66	1.27%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2026)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund - Institutional Class	17.41%	9.40%	10.61%	$2,739,734
S&P 500 Index	16.99%	14.17%	15.50%	$4,222,438

Cumulative Performance Comparison of $1,000,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,664,656	119	8.45%	$20,102

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

top ten holdings

% of Net Assets

1.	Landstar System, Inc.	1.67%
2.	Matson, Inc.	1.58%
3.	C.H. Robinson Worldwide, Inc.	1.46%
4.	Brady Corp. Class A	1.42%
5.	A.O. Smith Corp.	1.35%
6.	Fluor Corp.	1.32%
7.	Mueller Industries, Inc.	1.30%
8.	Terex Corp.	1.27%
9.	Hubbell, Inc.	1.25%
10.	Toro Co.	1.23%
	Total % of Net Assets	13.85%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

MONTEAGLE ENHANCED EQUITY INCOME FUND – INSTITUTIONAL CLASS

EEIFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Monteagle Enhanced Equity Income Fund – Institutional Class - EEIFX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Monteagle Enhanced Equity Income Fund - Institutional Class	$67	1.32%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2026)

	One Year	Since Inception*	Dollar Value
Monteagle Enhanced Equity Income Fund – Institutional Class	8.53%	11.92%	$ 14,172
CBOE S&P 500 BuyWrite Monthly Index	9.38%	12.52%	$ 14,413
S&P 500 Index	16.99%	20.63%	$ 17,883

Cumulative Performance Comparison of $10,000 Investment

* Inception date: 01/23/2023

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$14,096,582	40	48.05%	$21,054

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard.

Excludes written options.

top ten holdings

% of Net Assets

1.	State Street S&P 500 ETF Trust	7.30%
2.	Microsoft Corp.	5.57%
3.	Alphabet, Inc.	5.53%
4.	Amazon.com, Inc.	4.92%
5.	NVDIA Corp.	4.40%
6.	Meta Platforms, Inc.	4.14%
7.	Intuitive Surgical, Inc.	3.57%
8.	Exxon Mobil Corp.	3.57%
9.	Apple, Inc.	3.56%
10.	Broadcom, Inc.	3.40%
	Total % of Net Assets	45.96%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2026 (Unaudited)

THE TEXAS FUND – INSTITUTIONAL CLASS

BIGTX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about The Texas Fund – Institutional Class – BIGTX (the “Fund”) for the period September 1, 2025 to February 28, 2026.

You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

The Texas Fund - Institutional Class	$85	1.63%

*Annualized

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended February 28, 2026)

	One Year	Five Year	Ten Year	Dollar Value
The Texas Fund – Institutional Class	21.61%	8.78%	10.48%	$ 27,076
S&P 500 Index	16.99%	14.17%	15.50%	$ 42,224

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-263-5593.

Fund statistics

NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$19,216,214	79	45.34%	$34,832

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Global Industry Classification Standard top ten holdings

% of Net Assets

1.	Caterpillar, Inc.	4.83%
2.	Home Depot, Inc.	4.20%
3.	Texas Instruments, Inc.	3.94%
4.	Toyota Motor Corp. ADR	3.68%
5.	Tesla, Inc.	3.63%
6.	Chevron Corp.	3.59%
7.	Exxon Mobil Corp.	3.53%
8.	AT&T, Inc.	3.35%
9.	The Charles Schwab Corp.	3.33%
10.	Apple, Inc.	3.23%
	Total % of Net Assets	37.31%

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact Monteagle Funds at 1-888-263-5593, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://monteaglefunds.com or contact us at 1-888-263-5593.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Monteagle Funds

Select Value Fund
Institutional Class - MVEIX

Opportunity Equity Fund
Investor Class - HEQFX
Institutional Class – HEQCX

Enhanced Equity Income Fund
Institutional Class - EEIFX

The Texas Fund
Institutional Class - BIGTX

Semi-Annual Financial Statements
February 28, 2026
(Unaudited)

MONTEAGLE FUNDS

	Monteagle Select Value Fund
	Schedule of Investments
	February 28, 2026 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 87.73%

Banks - 0.74%
2,600	U.S. Bancorp	$ 142,116

Capital Goods - 4.46%
3,000	Builders FirstSource, Inc. *	312,870
650	United Rentals, Inc.	546,000
		858,870
Chemicals - 2.66%
4,050	Qnity Electronics, Inc.	513,378

Commercial & Professional Services - 2.72%
3,000	Leidos Holdings, Inc.	525,300

Consumer Durables & Apparel - 5.76%
2,400	D.R. Horton, Inc.	384,936
2,900	Deckers Outdoor Corp. *	340,083
6,200	NIKE, Inc. Class B	385,516
		1,110,535
Consumer Services - 1.04%
5,400	Chipotle Mexican Grill, Inc. *	200,988

Containers & Packaging - 2.84%
4,100	Ball Corp.	275,233
5,800	Smurfit Westrock PLC	272,658
		547,891
Diversified Financials - 2.72%
1,000	Texas Pacific Land Corp.	524,290

Financial Services - 3.71%
700	Factset Research Systems, Inc.	151,767
3,000	Fiserv, Inc. *	186,870
3,980	T Rowe Price Group, Inc.	376,627
		715,264
Food, Beverage & Tobacco - 7.39%
11,500	Conagra Brands, Inc.	221,375
1,834	J.M. Smucker Co.	212,652
7,900	Lamb Weston Holdings, Inc.	380,701
22,600	The Campbell's Co.	609,070
		1,423,798
Healthcare Equipment & Services - 2.24%
930	Elevance Health, Inc.	297,600
700	Humana, Inc.	133,378
		430,978
Household & Personal Products - 4.63%
12,000	Kenvue, Inc.	229,440
1,900	Kimberly-Clark Corp.	211,736
2,700	Procter & Gamble Co.	451,440
		892,616
Insurance - 3.26%
600	Everest Group Ltd.	201,294
2,000	Progressive Corp.	427,320
		628,614
Integrated Oil & Gas - 1.30%
4,730	Occidental Petroleum Corp.	251,068

Media & Entertainment - 3.09%
950	Charter Communications, Inc. Class A *	222,899
4,361	Omnicom Group, Inc.	371,950
		594,849
Oil, Gas & Consumable Fuels - 2.14%
13,612	APA Corp.	413,397

Pharmaceuticals, Biotechnology & Life Science - 5.98%
4,300	Bristol-Myers Squibb Co.	268,191
485	Regeneron Pharmaceuticals, Inc.	379,110
3,850	Zoetis, Inc.	504,735
		1,152,036
Semiconductors & Semiconductor Equipment - 8.14%
1,100	Micron Technology, Inc.	453,607
430	Monolithic Power Systems, Inc.	491,378
5,550	ON Semiconductor Corp. *	368,964
4,296	Skyworks Solutions, Inc.	255,956
		1,569,905
Software & Services - 10.94%
1,000	Adobe Systems, Inc. *	262,410
3,220	Akamai Technologies, Inc. *	316,816
2,253	EPAM Systems, Inc. *	317,673
6,600	Fortinet, Inc. *	521,598
2,400	PTC, Inc. *	375,816
2,500	Paycom Software, Inc.	314,575
		2,108,888
Technology Hardware & Equipment - 3.44%
5,800	Cisco Systems, Inc.	460,868
900	Zebra Technologies Corp. Class A *	201,564
		662,432
Utilities - 8.53%
36,600	AES Corp.	632,448
5,900	Eversource Energy	449,639
6,000	NextEra Energy, Inc.	562,620
		1,644,707

TOTAL FOR COMMON STOCKS (Cost $15,471,230) - 87.73%		16,911,920

REAL ESTATE INVESTMENT TRUSTS - 1.80%
2,300	Extra Space Storage, Inc.	347,369

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $304,756) - 1.80%		347,369

MONEY MARKET FUND - 10.48%
2,020,378	Federated Hermes Government Obligations Fund - Institutional Class, 3.54% **	$ 2,020,378

TOTAL FOR MONEY MARKET FUND (Cost $2,020,378) - 10.48%		2,020,378

TOTAL INVESTMENTS (Cost $17,796,364) - 100.01%		19,279,667

OTHER ASSETS LESS LIABILITIES - (0.01)%		(1,128)

NET ASSETS - 100.00%		$ 19,278,539

* Non-Income producing.
** 7-day yield as of February 28, 2026.
The accompanying notes are an integral part of these financial statements.

	Monteagle Opportunity Equity Fund
	Schedule of Investments
	February 28, 2026 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 94.45%

Agricultural Products-Livestock & Animal Specialties - 0.94%
1,802	Cal-Maine Foods, Inc.	$ 156,972

Arrangement of Transportation of Freight & Cargo - 1.46%
1,314	C.H. Robinson Worldwide, Inc.	243,419

Banks - 1.63%
2,633	Bank OZK	122,592
1,080	Cullen/Frost Bankers, Inc.	149,278
		271,870
Capital Goods - 5.81%
2,880	A.O. Smith Corp.	224,640
217	EMCOR Group, Inc.	157,243
4,214	Fluor Corp. *	220,434
407	Hubbell, Inc.	208,233
2,199	Masco Corp.	157,492
		968,042
Commercial & Professional Services - 0.86%
3,774	Copart, Inc. *	143,752

Computer Peripheral Equipment - 0.46%
972	Fortinet, Inc. *	76,817

Consumer Durables & Apparel - 0.95%
1,150	PulteGroup, Inc.	157,780

Containers & Packaging - 0.85%
722	Avery Dennison Corp.	141,765

Crude Petroleum & Natural Gas - 1.72%
3,135	Ovintiv, Inc.	158,600
7,021	Permian Resources Corp. Class A	128,414
		287,014
Deep Sea Foreign Transportation of Freight - 0.83%
4,604	Torm PLC Class A	138,719

Diversified Financials - 0.95%
526	Cboe Global Markets, Inc.	157,653

Electric Services - 0.90%
2,031	Black Hills Corp.	149,603

Electric Utilities - 1.96%
3,107	OGE Energy Corp.	152,678
2,037	Otter Tail Corp.	173,349
		326,027
Electromedical & Electrotherapeutic Apparatus - 0.77%
9,389	InMode Ltd. *	129,099

Fire, Marine & Casualty Insurance - 2.39%
1,843	Axis Capital Holdings Ltd.	194,842
673	Renaissancere Holdings Ltd.	203,556
		398,398
Food, Beverage & Tobacco - 0.97%
1,381	Ingredion, Inc.	162,212

Health Care Equipment & Services - 0.76%
615	Universal Health Services, Inc. Class B	126,751

Hospital & Medical Service Plans - 1.63%
438	Elevance Health, Inc.	140,160
453	The Cigna Group	131,288
		271,448
Industrial Instruments for Measurement, Display & Control - 1.12%
3,154	Fortive Corp.	186,717

Industrial Trucks, Tractors, Trailors & Stackers - 1.27%
3,081	Terex Corp.	211,942

Instruments for Measuring & Testing of Electricity & Electrical Signals - 0.53%
276	Teradyne, Inc.	88,328

Insurance - 2.26%
1,334	The Hartford Financial Services Group, Inc.	187,867
610	The Travelers Cos., Inc.	188,270
		376,137
Investment Advice - 3.33%
432	Evercore, Inc. Class A	133,419
2,464	Moelis & Co. Class A	146,263
1,659	T. Rowe Price Group, Inc.	156,991
2,285	The Carlyle Group, Inc.	118,797
		555,470
In Vitro & In Vivo Diagnostic Substances - 0.66%
167	Idexx Laboratories, Inc. *	109,674

Lawn & Garden Tractors & Home Lawn & Garden Equipment - 1.23%
2,074	Toro Co.	205,036

Malt Beverages - 0.77%
2,605	Molson Coors Beverage Co. Class B	127,619

Media & Entertainment - 0.26%
1,497	Warner Music Group Corp. Class A	42,814

Metals & Mining - 1.05%
699	Agnico Eagle Mines Ltd. (Canada)	175,868

Mineral Royalty Traders - 0.81%
448	Royal Gold, Inc.	134,306

Miscellaneous Manufacturing Industries - 1.42%
2,571	Brady Corp. Class A	$ 237,406

Motor Vehicle Parts & Accessories - 0.88%
1,537	Visteon Corp.	147,045

National Commercial Banks - 1.89%
752	PNC Financial Services Group, Inc.	159,687
2,838	U.S. Bancorp.	155,125
		314,812
Natural Gas Distribution - 0.86%
1,568	National Fuel Gas Co.	142,735

Natural Gas Transmission - 0.82%
3,864	Archrock, Inc.	136,515

Oil & Gas Services - 0.76%
2,463	SLB Ltd.	126,450

Operative Builders - 0.24%
530	Meritage Homes Corp.	39,973

Perfumes, Cosmetics & Other Toilet Preparations - 0.77%
1,280	Interparfums, Inc.	128,998

Petroleum Refining - 0.88%
4,900	Equinor ASA ADR	146,167

Pharmaceuticals, Biotechnology & Life Science - 1.79%
4,393	Alkermes PLC *	132,229
330	United Therapeutics Corp. *	166,287
		298,516
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.75%
1,663	Eastman Chemical Co.	125,573

Printed Circuit Boards - 1.91%
225	Celestica, Inc. *	62,467
2,387	CTS Corp.	125,699
668	Plexus Corp. *	129,679
		317,845
Pumps & Pumping Equipment - 1.09%
1,927	Graco, Inc.	180,984

Radio & TV Broadcasting & Communications Equipment - 0.64%
13,874	Nokia Corp.	107,107

Radio Telephone Communications - 0.27%
3,261	TELUS Corp.	44,806

Railroads, Line-Haul Operating - 1.07%
2,028	Canadian Pacific Kansas City Ltd. (Canada)	177,632

Real Estate - 0.68%
2,132	Innovative Industrial Properties, Inc.	112,911

Real Estate Management & Development - 0.96%
505	Jones Lang Lasalle, Inc. *	159,353

Refuse Systems - 0.93%
899	Waste Connections, Inc.	154,745

Retail-Catalog & Mail-Order Houses - 0.52%
4,577	Coupang, Inc. Class A *	87,329

Retail-Eating Places - 2.96%
3,520	Chipotle Mexican Grill, Inc. *	131,014
886	Darden Restaurants, Inc.	189,471
3,153	Yum China Holdings, Inc. (China)	173,131
		493,616
Retail-Family Clothing Stores - 1.85%
1,378	Abercrombie & Fitch Co. *	134,768
840	Ross Stores, Inc.	172,738
		307,506
Retail-Grocery Stores - 0.58%
1,308	Sprouts Farmers Market, Inc. *	96,622

Retail-Home Furniture, Furnishings & Equipment Stores - 0.92%
746	Williams-Sonoma, Inc.	153,415

Retail-Jewelry Stores - 0.99%
1,718	Signet Jewelers Ltd. (Bermuda)	165,254

Retail-Retail Stores - 0.83%
5,247	JD.Com, Inc. ADR *	139,203

Rolling Drawing & Extruding Of Nonferrous Metals - 1.30%
1,830	Mueller Industries, Inc.	215,867

Rubber & Plastic Footwear - 0.94%
1,342	Deckers Outdoor Corp. *	157,376

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.01%
559	Garmin Ltd.	141,332
1,848	Nextpower, Inc.	194,225
		335,557
Security Brokers, Dealers & Flotation Companies - 0.84%
1,962	A10 Networks, Inc.	139,675

Semiconductors & Related Devices - 1.77%
2,158	Enphase Energy, Inc. *	91,219
1,530	On Semiconductor Corp. *	101,714
815	Tower Semiconductor Ltd. (Israel) *	101,769
		294,702
Semiconductors & Semiconductor Equipment - 0.54%
635	Cirrus Logic, Inc. *	89,611

Services-Business Services - 0.66%
2,374	PayPal Holdings, Inc.	109,703

Services-Computer Integrated Systems Design - 1.34%
849	Leidos Holdings, Inc.	148,660
6,769	OneSpan, Inc.	74,730
		223,390
Services-Computer Processing & Data Preparation - 1.48%
3,793	Toast, Inc. Class A *	103,587
689	Verisk Analytics, Inc.	143,016
		246,603
Services-Computer Programming, Data Processing, Etc. - 0.75%
2,370	Everquote, Inc. Class A *	37,446
1,182	Zoom Communications, Inc. Class A *	87,397
		124,843
Services-Management Consulting Services - 0.41%
4,962	The Hackett Group, Inc.	67,781

Services-Prepackaged Software - 2.09%
1,405	Docusign, Inc. *	63,323
757	Nice Ltd. ADR *	88,001
978	Procore Technologies, Inc. *	53,829
12,672	Sprinklr, Inc. Class A *	73,751
384	Veeva Systems, Inc. Class A *	69,892
		348,796
Software & Services - 2.44%
5,515	A10 Networks, Inc.	106,219
973	Amdocs Ltd.	67,915
1,415	Dolby Laboratories, Inc. Class A	94,197
13,065	PagSeguro Digital Ltd. Class A (Brazil)	138,620
		406,951
Sporting & Athletic Goods - 1.97%
1,666	Acushnet Holdings Corp.	170,482
3,616	YETI Holdings, Inc. *	158,055
		328,537
State Commercial Banks - 0.98%
3,302	Fifth Third Bancorp.	163,350

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.20%
4,812	Worthington Steel, Inc.	199,987

Surgical & Medical Instruments & Apparatus - 1.46%
1,099	TeleFlex, Inc.	134,144
427	Resmed, Inc.	109,423
		243,567
Tobacco - 1.02%
1,235	Turning Point Brands, Inc. Class A	169,183

Transportation - 1.67%
1,709	Landstar System, Inc.	278,482

Transportation Services - 0.78%
603	Expedia Group, Inc. Class A	130,061

Water Supply - 0.83%
1,857	American States Water Co.	138,402

Water Transportation - 1.58%
1,589	Matson, Inc.	263,981

TOTAL FOR COMMON STOCKS (Cost $13,503,507) - 94.45%		15,740,175

REAL ESTATE INVESTMENT TRUSTS - 5.19%
3,764	CubeSmart	154,851
3,272	Gaming & Leisure Properties, Inc.	160,034
3,608	Kilroy Realty Corp.	107,591
887	Mid-America Apartment Communities, Inc.	118,734
3,611	NNN Reit, Inc.	163,650
2,153	W.P. Carey, Inc.	160,721

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $829,127) - 5.19%		865,581

MONEY MARKET FUND - 0.53%
87,641	Federated Hermes Government Obligations Fund - Institutional Class, 3.54% **	$ 87,641

TOTAL FOR MONEY MARKET FUND (Cost $87,641) - 0.53%		87,641

TOTAL INVESTMENTS (Cost $14,420,275) - 100.17%		16,693,397

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17)%		(28,741)

NET ASSETS - 100.00%		$ 16,664,656

* Non-Income producing.
** 7-day yield as of February 28, 2026.
NV - Naamloze Vennootschap, a Dutch term for public limited company.
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

	Monteagle Enhanced Equity Income Fund
	Schedule of Investments
	February 28, 2026 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 85.84%

Computer & Office Equipment - 1.36%
800	International Business Machines Corp.	$ 192,168

Computer Peripheral Equipment - 3.17%
3,000	Palo Alto Networks, Inc. ● *	446,760

Crude Petroleum & Natural Gas - 2.90%
3,300	EOG Resources, Inc.	409,464

Data & Transaction Processing- 0.88%
2,000	Fiserv, Inc. *	124,580

Defense Primes - 3.29%
1,300	General Dynamics Corp. ● (a)	464,165

Diversified Banks - 3.18%
9,000	Bank of America Corp.	448,470

Diversified Financials - 2.22%
3,000	Apollo Global Management, Inc. ●	313,800

Food, Beverage & Tobacco - 2.89%
5,000	The Coca-Cola Co.	407,800

Healthcare Equipment & Services - 2.29%
1,100	UnitedHealth Group, Inc.	322,597

Internet - 5.53%
2,500	Alphabet, Inc. Class A ●	779,400

Internet Media & Services - 2.05%
3,000	Netflix, Inc. *	288,720

Medical Devices - 2.45%
4,500	Boston Scientific Corp. *	345,825

Oil & Gas Storage & Transportation - 2.43%
9,500	Enterprise Products Partners LP	343,330

Oil, Gas & Consumable Fuels - 3.57%
3,300	Exxon Mobil Corp.	503,250

Pharmaceutical Preparations - 2.32%
2,500	Zoetis, Inc.	327,750

Radio & Tv Broadcasting & Communications - 2.02%
2,000	Qualcomm, Inc. ●	284,720

Retail-Apparel & Specialty - 3.28%
2,500	Lululemon Athletica, Inc. *	462,925

Semiconductors - 3.40%
1,500	Broadcom, Inc. ● (a)	479,325

Semiconductors & Related Devices - 4.40%
3,500	NVIDIA Corp. ● (a)	620,165

Services-Computer Programming, Data Processing, Etc. - 4.14%
900	Meta Platforms, Inc. ● (a)	583,362

Services-Miscellaneous Amusement & Recreation - 1.93%
2,000	Vail Resorts, Inc.	271,620

Services-Business Services - 2.96%
2,000	Accenture PLC Class A ●	417,440

Software & Services - 13.24%
3,300	Amazon.com, Inc. ● (a) *	693,000
2,000	Microsoft Corp.	785,480
2,000	Salesforce.com, Inc. ● (a)	389,580
		1,868,060
State Commercial Banks - 2.81%
8,000	Fifth Third Bancorp	395,760

Surgical & Medical Instruments & Apparatus - 3.57%
1,000	Intuitive Surgical, Inc. ● (a) *	503,510

Technology Hardware & Equipment - 3.56%
1,900	Apple, Inc. ● (a)	501,942

TOTAL FOR COMMON STOCKS (Cost $11,860,082) - 85.84%		12,106,908

EXCHANGE TRADED FUND - 7.30%
1,500	State Street SPDR S&P 500 ETF Trust ● (a)	1,028,985

TOTAL FOR EXCHANGE TRADED FUND (Cost $1,035,212) - 7.30%		1,028,985

MONEY MARKET FUND - 2.16%
305,186	Federated Hermes Government Obligations Fund - Institutional Class, 3.54% ** ●	$ 305,186

TOTAL FOR MONEY MARKET FUND (Cost $305,186) - 2.16%		305,186

TOTAL INVESTMENTS (Cost $13,200,480) - 95.30%		13,441,079

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $67,952) - (0.19)%		(27,497)

OTHER ASSETS LESS LIABILITIES - 4.89%		690,335

NET ASSETS - 100.00%		$ 14,103,917

(a) Subject to written option contracts.
* Non-Income producing.
** 7-day yield as of February 28, 2026.
● All or a portion of this security is held as collateral for written options.
Total value of collateral for written options is $7,658,139 representing 54.33% of net assets.
ETF - Exchange Traded Fund
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Schedule of Written Options
February 28, 2026 (Unaudited)

WRITTEN OPTIONS - (0.19)%

CALL OPTIONS - (0.19)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Amazon.com, Inc.	Interactive Brokers, LLC	(33)	(759,000)	230.00	3/27/2026	(4,620)
Apple, Inc.	Interactive Brokers, LLC	(19)	(551,000)	290.00	3/20/2026	(665)
Broadcom, Inc.	Interactive Brokers, LLC	(15)	(540,000)	360.00	3/27/2026	(11,325)
General Dynamics Corp.	Interactive Brokers, LLC	(13)	(494,000)	380.00	3/20/2026	(3,250)
Intuitive Surgical, Inc. •	Interactive Brokers, LLC	(10)	(575,000)	575.00	3/6/2026	(4,800)
Meta Platforms, Inc.	Interactive Brokers, LLC	(9)	(675,000)	750.00	3/13/2026	(162)
NVIDIA Corp.	Interactive Brokers, LLC	(15)	(300,000)	200.00	3/13/2026	(900)
Salesforce.com, Inc. •	Interactive Brokers, LLC	(20)	(520,000)	260.00	3/6/2026	(40)
State Street SPDR S&P 500 ETF Trust	Interactive Brokers, LLC	(10)	(710,000)	710.00	3/6/2026	(20)
State Street SPDR S&P 500 ETF Trust	Interactive Brokers, LLC	(5)	(357,000)	714.00	4/17/2026	(1,715)
Total Call Options (Premiums Received $67,952) - (0.19)%						(27,497)

TOTAL WRITEN OPTIONS (Premiums Received $67,952) - (0.19)%						$ (27,497)

* Non-income producing securities during the period.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at February 28, 2026.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
• Level 2 security.
The accompanying notes are an integral part of these financial statements.

	The Texas Fund
	Schedule of Investments
	February 28, 2026 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 97.66%

Automobiles - 3.63%
1,733	Tesla, Inc. *	$ 697,550

Automobiles & Components - 3.68%
2,915	Toyota Motor Corp. ADR	706,538

Banks - 0.78%
2,450	First Financial Bankshares, Inc.	75,778
775	Texas Capital Bancshares, Inc. *	73,858
		149,636
Capital Goods - 17.57%
780	Builders FirstSource, Inc. *	81,346
1,250	Caterpillar, Inc.	928,538
228	Comfort Systems USA, Inc.	325,896
364	IES Holdings, Inc. *	180,307
540	Jacobs Solutions Inc.	74,444
2,242	Kratos Defense & Security Solutions, Inc. *	193,216
195	Lennox International, Inc.	111,138
677	Lockheed Martin Corp.	445,520
8,722	NOW, Inc. *	102,745
444	Powell Industries, Inc.	232,478
5,280	Quanex Building Products Corp.	108,398
520	Quanta Services, Inc.	292,802
2,550	Rush Enterprises, Inc. Class A	180,973
275	Sterling Construction Co., Inc. *	117,736
		3,375,537
Commercial & Professional Services - 3.44%
1,630	CECO Environmental Corp. *	98,533
4,205	Copart, Inc. *	160,168
1,670	Waste Management, Inc.	402,203
		660,904
Construction & Engineering - 0.71%
1,399	AECOM	137,074

Construction Materials - 1.45%
559	Eagle Materials, Inc.	125,104
1,350	United States Lime & Mineral, Inc.	154,116
		279,220
Consumer Durables & Apparel - 1.79%
1,103	D.R. Horton, Inc.	176,910
2,275	Green Brick Partners, Inc. *	167,576
		344,486
Diversified Financials - 5.34%
588	Texas Pacific Land Corp.	308,283
6,720	The Charles Schwab Corp.	639,744
1,125	Victory Capital Holdings, Inc. Class A	77,828
		1,025,855
Energy Equipment & Services - 0.94%
2,780	Baker Hughes Co.	181,423

Financial Services - 0.41%
1,000	AST SpaceMobile, Inc. Class A *	79,190

Food & Staples Retailing - 0.77%
1,625	Sysco Corp.	148,135

Food, Beverage & Tobacco - 0.51%
3,265	Keurig Dr. Pepper, Inc.	98,864

Gas Utilities - 0.46%
470	Atmos Energy Corp.	87,791

Health Care Equipment & Services - 3.03%
430	McKesson Corp.	424,569
655	Tenet Healthcare Corp. *	156,800
		581,369
Household & Personal Products - 0.95%
1,646	Kimberly-Clark Corp.	183,430

Independent Power & Renewable Electricity Producers - 0.44%
230	Talen Energy Corp. *	85,323

Integrated Oil & Gas - 4.48%
4,454	Exxon Mobil Corp.	679,235
3,428	Occidental Petroleum Corp.	181,958
		861,193
Leisure Products - 0.76%
3,360	YETI Holdings, Inc. *	146,866

Machinery-Diversified - 0.55%
1,202	Flowserve Corp.	106,401

Oil & Gas Equipment Services - 1.48%
1,990	Halliburton Co.	71,640
2,015	SLB N.V.	103,450
1,652	TechnipFMC PLC (United Kingdom)	109,544
		284,634
Oil & Gas Exploration & Production - 3.56%
2,990	ConocoPhillips	339,245
1,001	Diamondback Energy, Inc.	174,254
1,375	EOG Resources, Inc.	170,610
		684,109
Oil & Gas Refining & Marketing - 2.13%
1,391	Phillips 66	214,673
950	Valero Energy Corp.	194,408
		409,081
Oil & Gas Storage & Transportation - 3.20%
751	Cheniere Energy, Inc.	177,033
7,776	Kinder Morgan, Inc.	258,708
760	Targa Resources Corp.	179,208
		614,949
Oil, Gas & Consumable Fuels - 6.06%
3,693	Chevron Corp.	689,705
888	Chord Energy Corp.	96,233
3,330	Corterra Energy, Inc.	101,865
18,030	Uranium Energy Corp. *	276,400
		1,164,203
Pharmaceuticals, Biotechnology & Life Science - 0.57%
1,340	Caris Life Sciences, Inc. *	26,988
400	Natera, Inc. *	83,216
		110,204
Retail & Wholesale-Discretionary - 0.90%
2,865	Academy Sports & Outdoors, Inc.	172,272

Retailing - 4.70%
3,950	GameStop Corp. Class A *	94,919
2,120	Home Depot, Inc.	807,126
		902,045
Semiconductors & Semiconductor Equipment - 5.72%
1,080	Cirrus Logic, Inc. *	152,410
2,800	Diodes, Inc. *	191,044
3,565	Texas Instruments, Inc.	756,172
		1,099,626
Software & Services - 4.89%
910	Crowdstrike Holdings, Inc. Class A *	338,502
3,759	Oracle Corp.	546,559
154	Tyler Technologies, Inc. *	54,622
		939,683
Technology Hardware & Equipment - 6.99%
2,350	Apple, Inc.	620,823
2,100	Applied Optoelectronics, Inc. *	176,883
2,550	Dell Technologies, Inc. Class C	377,604
1,330	Flex Ltd. *	83,817
3,900	Hewlett Packard Enterprise Co.	83,733
		1,342,860
Telecommunication Services - 3.35%
22,951	AT&T, Inc.	642,858

Transportation - 0.62%
2,415	Southwest Airlines Co.	118,963

Utilities - 1.80%
2,075	CenterPoint Energy, Inc.	90,263
1,465	Vistra Corp.	254,749
		345,012

TOTAL FOR COMMON STOCKS (Cost $13,746,127) - 97.66%		18,767,284

WARRANT - 0.05%
301	Occidental Petroleum Corp., 08/03/2027 @ $22.00 (Notional Value $15,977) *	$ 9,346

TOTAL FOR WARRANT (Cost $0) - 0.05%		9,346

MONEY MARKET FUND - 2.31%
443,763	Federated Hermes Government Obligations Fund - Institutional Class, 4.17% **	$ 443,763

TOTAL FOR MONEY MARKET FUND (Cost $443,763) - 2.31%		443,763

TOTAL INVESTMENTS (Cost $14,189,890) - 100.02%		19,220,393

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%		(4,179)

NET ASSETS - 100.00%		$ 19,216,214

* Non-Income producing.
** 7-day yield as of February 28, 2026.
N.V. - Naamloze Vennootschap, a Dutch term for a public limited liability company, commonly used in the Netherlands and Belgium.
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Assets and Liabilities
As of February 28, 2026 (Unaudited)

Assets:	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Enhanced Equity Income Fund	The Texas Fund
Investment Securities
At Cost	$ 17,796,364	$ 14,420,275	$ 13,200,480	$ 14,189,890

At Fair Value	$ 19,279,667	$ 16,693,397	$ 13,441,079	$ 19,220,393

Cash	500	-	-	500
Deposits with Broker	-	-	695,260	-
Receivables:
Shareholder Subscriptions	-	3,076	-	-
Dividends	19,281	12,231	6,279	18,516
Interest Income	-	-	4,268	634
Prepaid Expenses	1,743	1,714	1,155	1,691
Total Assets	19,301,191	16,710,418	14,148,041	19,241,734

Liabilities:
Options Written at Fair Value	-	-	27,497	-
(Premiums received $67,952)
Payables:
Due to Adviser	7,301	3,123	3,266	6,403
Chief Compliance Officer Fees	2,344	2,246	1,861	1,905
Trustee Fees	2,397	4,355	2,657	2,399
Operating Services Fees	10,221	13,813	8,387	14,813
ICI Membership Fees	-	-	456	-
Shareholder Redemptions	389	22,225	-	-
Total Liabilities	22,652	45,762	44,124	25,520
Net Assets	$ 19,278,539	$ 16,664,656	$ 14,103,917	$ 19,216,214

Net Assets Consist of:
Paid In Capital	$ 17,006,122	$ 14,015,417	$ 13,870,940	$ 13,313,261
Distributable Earnings	2,272,417	2,649,239	232,977	5,902,953
Net Assets	$ 19,278,539	$ 16,664,656	$ 14,103,917	$ 19,216,214

Institutional Class Shares
Net Assets	$ 19,278,539	$ 6,518,038	$ 14,103,917	$ 19,216,214
Shares of beneficial interest outstanding (1)	1,558,154	1,119,198	1,377,759	1,159,668
Net asset value, offering and redemption price per share	$ 12.37	$ 5.82	$ 10.24	$ 16.57

Investor Class Shares

Net Assets	$ 10,146,618
Shares of beneficial interest outstanding (1)	2,023,659
Net asset value, offering and redemption price per share	$ 5.01

(1) Unlimited number of shares of beneficial interest with no par value, authorized.

The accompanying notes are an integral part of these financial statements.

Monteagle Funds
Statements of Operations
For the six months ended February 28, 2026 (Unaudited)

	Monteagle Select Value Fund	Monteagle Opportunity Equity Fund	Monteagle Enhanced Equity Income Fund	The Texas Fund
Investment Income:
Dividends (net of $0, $1,870, $0, and $664 of foreign tax withheld)	$ 203,015	$ 154,587	$ 98,038	$ 124,467
Broker Interest Income	-	-	20,462	11,743
Total Investment Income	203,015	154,587	118,500	136,210

Expenses:
Advisory Fees	45,162	20,102	21,054	34,832
Chief Compliance Officer Fees	14,745	13,451	12,235	14,034
Trustee Fees	4,999	4,972	4,999	4,997
Operating Services Fees:
Institutional Class	63,227	24,675	54,085	87,761
Investor Class		64,434
ICI Membership Fees	460	221	529	364
Total Expenses	128,593	127,855	92,902	141,988

Net Investment Income (Loss)	74,422	26,732	25,598	(5,778)

Realized and Unrealized Gain (Loss) on Investments and Options:
Net Realized Gain (Loss) from Investments	929,360	358,156	(43,385)	1,745,403
Net Realized Gain from Written Options	-	-	201,643	7,696
Net Change in Unrealized Appreciation on Investments	1,187,111	1,060,353	352,540	240,955
Net Change in Unrealized Appreciation on Written Options	-	-	31,842	-

Net Realized and Unrealized Gain on Investments	2,116,471	1,418,509	542,640	1,994,054

Net Increase in Net Assets Resulting from Operations	$ 2,190,893	$ 1,445,241	$ 568,238	$ 1,988,276

The accompanying notes are an integral part of these financial statements.

Monteagle Select Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Income	$ 74,422	$ 156,171
Net Realized Gain from Investments	929,360	518,907
Net Change in Unrealized Appreciation on Investments	1,187,111	311,819
Net Increase in Net Assets Resulting from Operations	2,190,893	986,897

Distributions to Shareholders from:
Earnings	(766,214)	(1,237,387)
Change in Net Assets from Distributions	(766,214)	(1,237,387)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	76,870	127,646
Shares Issued on Reinvestment of Dividends
Institutional Class	297,832	456,269
Cost of Shares Redeemed:
Institutional Class	(49,992)	(52,955)
Net Increase from Shareholder Activity	324,710	530,960

Net Assets:
Net Increase in Net Assets	1,749,389	280,470
Beginning of Period/Year	17,529,150	17,248,680
End of Period/Year	$ 19,278,539	$ 17,529,150

Share Transactions:
Shares Sold
Institutional Class	6,556	11,775
Reinvestment of Shares
Institutional Class	25,836	43,165
Shares Redeemed
Institutional Class	(4,275)	(4,980)
Net Increase in Shares	28,117	49,960

Ending Shares:	1,558,154	1,530,037

The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Income	$ 26,732	$ 73,312
Net Realized Gain from Investments	358,156	1,484,702
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,060,353	(435,609)
Net Increase in Net Assets Resulting from Operations	1,445,241	1,122,405

Distributions to Shareholders from:
Earnings:
Institutional Class	(558,795)	(266,420)
Investor Class	(952,863)	(476,760)
Change in Net Assets from Distributions	(1,511,658)	(743,180)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	1,512,651	548,084
Investor Class	102,912	219,391
Shares Issued on Reinvestment of Dividends
Institutional Class	557,999	266,378
Investor Class	948,612	472,257
Cost of Shares Redeemed:
Institutional Class	(1,038,383)	(1,241,605)
Investor Class	(1,118,955)	(1,452,245)
Net Inclrease (Decrease) from Shareholder Activity	964,836	(1,187,740)

Net Assets:
Net Increase (Decrease) in Net Assets	898,419	(808,515)
Beginning of Period/Year	15,766,237	16,574,752
End of Period/Year	$ 16,664,656	$ 15,766,237

Share Transactions:
Shares Sold
Institutional Class	260,667	99,049
Investor Class	20,667	45,878
Reinvestment of Shares
Institutional Class	101,824	49,040
Investor Class	200,976	99,650
Shares Redeemed

Institutional Class	(181,582)	(231,684)
Investor Class	(224,778)	(298,375)
Net Increase (Decrease) in Shares	177,774	(236,442)

Ending Shares:
Institutional Class	1,119,198	938,289
Investor Class	2,023,659	2,026,794

The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Income	$ 25,598	$ 56,741
Net Realized Gain from Investments and Options	158,258	1,166,340
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	384,382	(142,393)
Net Increase in Net Assets Resulting from Operations	568,238	1,080,688

Distributions to Shareholders from:
Earnings	(282,054)	(1,921,963)
Change in Net Assets from Distributions	(282,054)	(1,921,963)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	10,626	242,899
Shares Issued on Reinvestment of Dividends
Institutional Class	249,876	1,708,819
Cost of Shares Redeemed:
Institutional Class	(159,995)	(1,233,418)
Net Increase from Shareholder Activity	100,507	718,300

Net Assets:
Net Increase (Decrease) in Net Assets	386,691	(122,975)
Beginning of Period/Year	13,717,226	13,840,201
End of Period/Year	$ 14,103,917	$ 13,717,226

Share Transactions:
Shares Sold
Institutional Class	1,029	23,792
Reinvestment of Shares
Institutional Class	23,957	168,431
Shares Redeemed
Institutional Class	(15,275)	(122,762)
Net Increase in Shares	9,711	69,461

Ending Shares:	1,377,759	1,368,048

The accompanying notes are an integral part of these financial statements.

The Texas Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	2/28/2026	8/31/2025
Increase in Net Assets From Operations:
Net Investment Loss	$ (5,778)	$ (7,896)
Net Realized Gain from Investments and Options	1,753,099	627,585
Net Change in Unrealized Appreciation on Investments and Options	240,955	876,705
Net Increase in Net Assets Resulting from Operations	1,988,276	1,496,394

Distributions to Shareholders from:
Earnings	(1,257,078)	(491,464)
Change in Net Assets from Distributions	(1,257,078)	(491,464)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	5,835,148	1,691,509
Shares Issued on Reinvestment of Dividends
Institutional Class	1,164,404	450,203
Cost of Shares Redeemed:
Institutional Class	(3,780,693)	(1,481,939)
Net Increase from Shareholder Activity	3,218,859	659,773

Net Assets:
Net Increase in Net Assets	3,950,057	1,664,703
Beginning of Period/Year	15,266,157	13,601,454
End of Period/Year	$ 19,216,214	$ 15,266,157

Share Transactions:
Shares Sold
Institutional Class	361,119	111,411
Reinvestment of Shares
Institutional Class	77,939	29,834
Shares Redeemed
Institutional Class	(231,956)	(102,495)
Net Increase in Shares	207,102	38,750

Ending Shares:	1,159,668	952,566

The accompanying notes are an integral part of these financial statements.

Monteagle Select Value Fund
Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
Institutional Class Shares	2/28/2026		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 11.46		$ 11.65	$ 9.62	$ 10.04	$ 12.42	$ 10.23

Income (Loss) From Investment Operations:
Net Investment Income *	0.05		0.10	0.08	0.05	0.02	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	1.37		0.54	2.01	(0.02)	(0.78)	5.55
Total from Investment Operations	1.42		0.64	2.09	0.03	(0.76)	5.61

Distributions:
From Net Investment Income	(0.05)		(0.11)	(0.06)	(0.03)	(0.03)	(0.09)
From Net Realized Gain	(0.46)		(0.72)	-	(0.42)	(1.59)	(3.33)
Total from Distributions	(0.51)		(0.83)	(0.06)	(0.45)	(1.62)	(3.42)

Net Asset Value, at End of Period/Year	$ 12.37		$ 11.46	$ 11.65	$ 9.62	$ 10.04	$ 12.42

Total Return **	12.63%	(b)	6.17%	21.76%	0.28%	(7.81)%	66.48%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 19,279		$ 17,529	$ 17,249	$ 14,233	$ 15,203	$ 16,921
Ratio of Expenses to Average Net Assets	1.42%	(a)	1.45%	1.46%	1.39%	1.40%	1.44%
Ratio of Net Investment Income to Average Net Assets	0.82%	(a)	0.95%	0.79%	0.50%	0.15%	0.52%
Portfolio Turnover	43%	(b)	54%	31%	4%	47%	178%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Financial Highlights
Selected data for a Institutional Class share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
Institutional Class Shares	2/28/2026		8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 5.82		$ 5.64	$ 6.18	$ 6.02	$ 7.85	$ 5.86

Income (Loss) From Investment Operations:
Net Investment Income *	0.02		0.04	0.02	0.06	0.04	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	0.50		0.39	0.84	0.49	(0.23)	2.01
Total from Investment Operations	0.52		0.43	0.86	0.55	(0.19)	2.04

Distributions:
From Net Investment Income	(0.02)		(0.03)	(0.04)	(0.06)	(0.03)	(0.05)
From Net Realized Gain	(0.50)		(0.22)	(1.36)	(0.33)	(1.61)	-
Total from Distributions	(0.52)		(0.25)	(1.40)	(0.39)	(1.64)	(0.05)

Net Asset Value, at End of Period/Year	$ 5.82		$ 5.82	$ 5.64	$ 6.18	$ 6.02	$ 7.85

Total Return **	9.40%	(b)	8.06%	15.68%	9.60%	(3.98)%	35.00%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 6,518		$ 5,465	$ 5,768	$ 14,323	$ 17,446	$ 22,128
Ratio of Expenses to Average Net Assets	1.27%	(a)	1.31%	1.31%	1.20%	1.19%	1.20%
Ratio of Net Investment Income to Average Net Assets	0.62%	(a)	0.79%	0.43%	0.99%	0.65%	0.43%
Portfolio Turnover	8%	(b)	69%	54%	80%	46%	58%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

Monteagle Opportunity Equity Fund
Financial Highlights
Selected data for an Investor Class share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
Investor Class Shares	2/28/2026		8/31/2025	8/31/2024		8/31/2023	8/31/2022	8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 5.08		$ 4.96	$ 5.59		$ 5.48	$ 7.30	$ 5.45

Income (Loss) From Investment Operations:
Net Investment Income *	-	***	0.01	-	***	0.03	0.01	-	***
Net Gain (Loss) on Securities (Realized and Unrealized)	0.43		0.34	0.75		0.44	(0.21)	1.87
Total from Investment Operations	0.43		0.35	0.75		0.47	(0.20)	1.87

Distributions:
From Net Investment Income	-	***	(0.01)	(0.02)		(0.03)	(0.01)	(0.02)
From Net Realized Gain	(0.50)		(0.22)	(1.36)		(0.33)	(1.61)	-
Total from Distributions	(0.50)		(0.23)	(1.38)		(0.36)	(1.62)	(0.02)

Net Asset Value, at End of Period/Year	$ 5.01		$ 5.08	$ 4.96		$ 5.59	$ 5.48	$ 7.30

Total Return **	9.08%	(b)	7.43%	15.37%		9.00%	(4.44)%	34.31%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 10,147		$ 10,301	$ 10,807		$ 11,072	$ 10,669	$ 12,558
Ratio of Expenses to Average Net Assets	1.77%	(a)	1.81%	1.78%		1.70%	1.69%	1.71%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%	(a)	0.28%	0.08%		0.50%	0.15%	(0.05)%
Portfolio Turnover	8%	(b)	69%	54%		80%	46%	58%

* Per share net investment income has been determined on the basis of average shares outstanding during the year or period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** Amount less than $0.005 per share.
(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

Monteagle Enhanced Equity Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period/year.

	(Unaudited)
	Six Months				Period
	Ended		Years Ended		Ended
Institutional Class Shares	2/28/2026		8/31/2025	8/31/2024	8/31/2023	(a)

Net Asset Value, at Beginning of Period/Year	$ 10.03		$ 10.66	$ 10.00	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02		0.04	0.11	0.08
Net Gain on Securities (Realized and Unrealized)	0.39		0.78	1.71	0.43
Total from Investment Operations	0.41		0.82	1.82	0.51

Distributions:
From Net Investment Income	(0.02)		(0.04)	(0.11)	(0.51)
From Net Realized Gain	(0.19)		(1.41)	(1.05)	-
Total from Distributions	(0.21)		(1.45)	(1.16)	(0.51)

Net Asset Value, at End of Period/Year	$ 10.23		$ 10.03	$ 10.66	$ 10.00

Total Return **	4.03%	(c)	8.41%	19.44%	5.21%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 14,104		$ 13,717	$ 13,840	$ 12,998
Ratio of Expenses to Average Net Assets ***	1.32%	(b)	1.35%	1.36%	1.25%	(b)
Ratio of Net Investment Income to Average Net Assets ***	0.36%	(b)	0.42%	1.05%	1.38%	(b)
Portfolio Turnover	48%	(c)	171%	234%	124%	(c)

(a) For period January 23, 2023 (commencement of operations) through August 31, 2023.
(b) Annualized.
(c) Not Annualized.
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** The ratios of expenses and net investment income to average net assets do not reflect the proportionate share of expenses and income of the underlying funds in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

The Texas Fund
Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
Institutional Class Shares	2/28/2026		8/31/2025		8/31/2024	8/31/2023	8/31/2022		8/31/2021

Net Asset Value, at Beginning of Period/Year	$ 16.03		$ 14.88		$ 12.88	$ 12.81	$ 13.81		$ 9.73

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.01)		(0.01)		(0.01)	0.01	-	***	(0.05)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.64		1.68		2.35	0.44	(0.28)		4.13
Total from Investment Operations	1.63		1.67		2.34	0.45	(0.28)		4.08

Distributions:
From Net Investment Income	-		-	***	(0.01)	(0.02)	-		-
From Return of Capital	-		-		-	-	(0.15)		-
From Net Realized Gain	(1.09)		(0.52)		(0.33)	(0.36)	(0.57)		-
Total from Distributions	(1.09)		(0.52)		(0.34)	(0.38)	(0.72)		-

Net Asset Value, at End of Period/Year	$ 16.57		$ 16.03		$ 14.88	$ 12.88	$ 12.81		$ 13.81

Total Return **	10.91%	(b)	11.44%		18.39%	3.71%	(2.37)%		41.93%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 19,216		$ 15,266		$ 13,601	$ 12,013	$ 14,408		$ 13,974
Ratio of Expenses to Average Net Assets	1.63%	(a)	1.69%		1.73%	1.66%	1.60%		1.67%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.07)%	(a)	(0.06)%		(0.07)%	0.10%	(0.03)%		(0.36)%
Portfolio Turnover	45%	(b)	59%		52%	61%	56%		94%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or in redemption of Fund shares.
*** Amount less than $0.005 per share.
(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

Monteagle Funds

Notes to Financial Statements

February 28, 2026 (Unaudited)

1. ORGANIZATION

Monteagle Funds (“the Trust”) was organized as a business trust under the laws of the State of Delaware on November 26, 1997 as Memorial Funds. The Trust changed its name to Monteagle Funds in July, 2006.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company under the Investment Company Act of 1940. The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in each series. The Trust currently consists of the following series (each a “Fund” and collectively the “Funds”):

Monteagle Select Value Fund

Monteagle Opportunity Equity Fund

Monteagle Enhanced Equity Income Fund

The Texas Fund

The Smart Diversification Fund, previously offered, was closed by the investment adviser, Park Place Capital Corporation, on November 24, 2023.

The Monteagle Select Value Fund (“Select Value Fund”), Monteagle Opportunity Equity Fund (“Opportunity Equity Fund”), Monteagle Enhanced Equity Income Fund (“Enhanced Equity Income Fund”), and The Texas Fund (“Texas Fund”) are each a diversified series of Monteagle Funds. The principal investment objective of each of Select Value Fund, Opportunity Equity Fund and The Texas Fund (collectively the “Equity Funds”) is long-term capital appreciation. The principal investment objective of the Enhanced Equity Income Fund is to seek high current income while maintaining prospects for capital appreciation.

The Funds are authorized to offer one class of shares, Institutional Class shares, except the Opportunity Equity Fund has an Investor Class and Institutional Class shares. Each class differs as to operating service fees, such that Institutional Class shares have lower fees but there is a higher minimum initial investment required.

The Enhanced Equity Income Fund commenced investment operations on January 23, 2023.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — Equity securities, including common stocks, exchange traded funds and real estate investment trusts, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day, which is deemed to be the fair value. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Warrants that are actively traded, and valuation adjustments are not applied, are categorized in level 1 of the fair value hierarchy. Warrants traded on inactive markets or valued by reference to similar instruments are categorized in level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at fair value as of February 28, 2026:

Select Value Fund		Level 2
Security Classification (a)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 16,911,920	$ -	$ 16,911,920
Real Estate Investment Trusts	347,369	-	347,369
Money Market Fund	2,020,378	-	2,020,378
Totals	$ 19,279,667	$ -	$ 19,279,667

Opportunity Equity Fund		Level 2
	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Security Classification (a)
Common Stocks (b)	$ 15,740,175	$ -	$ 15,740,175
Real Estate Investment Trusts	865,581	-	865,581
Money Market Fund	87,641	-	87,641
Totals	$ 16,693,397	$ -	$ 16,693,397

Enhanced Equity Income Fund		Level 2
Security Classification (a)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 12,106,908	$ -	$ 12,106,908
Exchange Traded Fund	1,028,985	-	1,028,985
Money Market Fund	305,186	-	305,186
Totals	$ 13,441,079	$ -	$ 13,441,079

Written Call Options	$ (27,497)	$ -	$ (27,497)
Total	$ (27,497)	$ -	$ (27,497)

Texas Fund		Level 2
Security Classification (a)	Level 1 (Quoted Prices)	(Other Significant Observable Inputs)	Totals
Common Stocks (b)	$ 18,767,284	$ -	$ 18,767,284
Warrant	9,346	-	9,346
Money Market Fund	443,763	-	443,763
Totals	$ 19,220,393	$ -	$ 19,220,393

(a)	As of and during the six months ended February 28, 2026, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	For a detailed break-out of securities by major industry classification, please refer to the Schedules of Investments.

Options transactions — The Enhanced Equity Income Fund and the Texas Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency. The Funds may buy or sell both exchange-traded and over-the-counter (“OTC”) options. The Funds will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists. When the Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, the Fund receives a premium from the purchaser of the option. Upon purchasing an option, the Fund pays a premium to the seller of the option. The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

The Funds may purchase call options on equity securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid. Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. The Funds may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged. Index options are settled exclusively in cash. See Note 9 for additional risks associated with options transactions.

Cash that has been segregated or delivered to cover the Funds’ collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Schedules of Investments.

All options purchased by the Texas Fund and written by Enhanced Equity Income Fund during the year were equity securities including exchange traded funds. The derivatives are not accounted for as hedging instruments under GAAP.

At February 28, 2026, the Enhanced Equity Income Fund had written call options valued at $27,497, which are presented as Covered Call Options Written at Fair Value on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations during the six months ended February 28, 2026 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized gain (loss) on Derivatives recognized in income
Enhanced Equity Income Fund	Call and put options written	Net realized gain from written options	$ 201,643

Enhanced Equity Income Fund	Call and put options written	Net change in unrealized appreciation on written options	$ 31,842

Texas Fund	Call and put options purchased	Net realized loss from investments	$ 7,696

Texas Fund	Call and put options purchased	Net change in unrealized appreciation on investments	$ -

For the six months ended February 28, 2026, the Enhanced Equity Income Fund purchased no option contracts. For the six months ended February 28, 2026, the Enhanced Equity Income Fund wrote 1,241 call contracts. For the six months ended February 28, 2026, the Texas Fund purchased 1,000 call contracts. For the six months ended February 28, 2025 the Texas Fund wrote 15 put contracts. The number of purchased and written contracts is representative of the volume of activity for these derivative types during the period.

Security Transactions — Security transactions are accounted for on trade date and realized gains and losses on investments sold are determined on a specific identification basis.

Real Estate Investment Trusts (REIT) — Investing in real estate investment trusts, or “REITs”, involves certain unique risks in addition to those associated with the real estate sector generally. REITs, whose underlying properties are concentrated in a particular industry or region, are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses. Distributions received from the Funds' investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received for financial statement purposes. The actual character of distributions to a Fund's shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund's shareholders may represent a return of capital.

The Funds may not purchase or sell real estate or interests in real estate, including real estate limited partnerships; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Interest and Dividend Income — Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — Net investment income distributions, if any, for Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund are declared and paid quarterly at the discretion of each Fund’s adviser. Net capital gains for the Funds, if any, are distributed to shareholders at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The tax character of distributions paid by the Select Value Fund, Opportunity Equity Fund, Enhanced Equity Income Fund, and Texas Fund during six months ended February 28, 2026 and year ended August 31, 2025 were as follows:

Fund	Ordinary Income		Long-Term Capital Gain
	2026	2025	2026	2025
Select Value Fund	$ 520,596	$ 175,006	$ 245,618	$1,062,381
Opportunity Equity Fund	351,172	55,088	1,160,486	688,092
Enhanced Equity Income Fund	282,054	1,921,963	-	-
Texas Fund	-	-	1,257,078	491,464

Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Common Expenses — Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

Allocation of Income and Expenses, Realized and Unrealized Capital Gains and Losses — Income, realized and unrealized capital gains and losses on investments, and Fund-wide expenses are allocated on a daily basis to each class of shares of the Opportunity Equity Fund based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Park Place Capital Corporation (“Park Place Capital” or the “Adviser”) serves as the investment adviser to the Funds pursuant to a Management Agreement (“Management Agreement”) with the Trust. Subject to the general oversight of the Trustees, the Adviser is responsible for, among other things, developing a continuing investment program for the Funds in accordance with their investment objectives, reviewing the investment strategies and policies of the Funds and advising the Trustees on the selection of sub-advisers.

Each Fund is authorized to pay the Adviser a fee based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.50%	0.25%	0.30%	0.25%
From $10 million up to and including $25 million	0.50%	0.25%	0.30%	0.60%
From $25 up to and including $50 million	0.50%	0.50%	0.30%	0.60%
From $50 up to and including $100 million	0.50%	0.50%	0.30%	0.60%
Over $100 million	0.50%	0.50%	0.30%	0.60%

For the six months ended February 28, 2026, the amounts earned by and payable to the Adviser were as follows:

	Advisory Fees Earned	Advisory Fees Payable as of February 28, 2026
Select Value Fund	$ 45,162	$ 7,301
Opportunity Equity Fund	20,102	3,123
Enhanced Equity Income Fund	21,054	3,266
Texas Fund	34,832	6,403

An officer of Park Place Capital is also an officer of the Trust.

Select Value Fund — Park Place Capital has retained Parkway Advisors, L.P. (“Parkway”) to serve as the sub-adviser to Select Value Fund. Park Place Capital has agreed to pay Parkway an annual advisory fee of 0.50% of average daily net assets.

Opportunity Equity Fund — Park Place Capital has retained G.W. Henssler & Associates, Ltd. (“Henssler”) to serve as the sub-adviser to Opportunity Equity Fund. Park Place Capital has agreed to pay Henssler an annual advisory fee of 0.25% of average daily net assets up to $25 million, 0.50% of such assets over $25 million.

Texas Fund — Park Place Capital has retained J. Team Financial, Inc. d/b/a Team Financial Strategies (“Team”), to serve as the sub-adviser to Texas Fund. Park Place Capital has agreed to pay Team an annual advisory fee of 0.25% of average daily net assets up to $10 million and 0.60% of such assets over $10 million.

Investment Company Services Agreement

Mutual Shareholder Services, LLC (“MSS”) provides fund accounting and transfer agency services to each Fund. Pursuant to services agreements, the Adviser will pay MSS customary fees for its services from the advisory fee it receives from the Funds. MSS will also provide certain shareholder report production, and EDGAR conversion and filing services. Officers of MSS are also officers of the Trust.

Operating Service Agreement

The Trust has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser. Under the Servicing Agreement, the Adviser provides all of the Funds’ day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent trustees’ fees and expenses, independent trustees’ legal fees, the Trust’s allocable share of the salary and related costs for the Trust’s Chief Compliance Officer, and extraordinary expenses.

The Adviser is entitled to receive a fee, based on average daily net assets at the following annual rates:

Assets	Select Value Fund	Opportunity Equity Fund Institutional Class	Opportunity Equity Fund Investor Class	Enhanced Equity Income Fund	Texas Fund
Up to and including $10 million	0.700%	0.800%	1.300%	0.800%	1.200%
From $10 million up to and including $25 million	0.700%	0.800%	1.300%	0.700%	0.750%
From $25 up to and including $50 million	0.615%	0.500%	1.000%	0.600%	0.650%
From $50 up to and including $100 million	0.475%	0.450%	0.950%	0.500%	0.500%
Over $100 million	0.375%	0.400%	0.900%	0.450%	0.350%

As of and for the six months ended February 28, 2026, Servicing Agreement fees earned and payable to the Adviser were as follows:

	Servicing Agreement Fees Earned	Servicing Agreement Fees Payable as of February 28, 2026
Select Value Fund	$ 63,227	$ 10,221
Opportunity Equity Fund	89,109	13,813
Enhanced Equity Income Fund	54,085	8,387
Texas Fund	87,761	14,813

Distribution Agreement

Arbor Court Capital serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser but is an affiliate of MSS. Pursuant to the agreement, the Adviser will pay Arbor Court Capital customary fees for its services from the advisory fee it receives from the Funds.

Compliance Services

An affiliated Contractor (the “Contractor”) serves as the CCO of the Trust. The Funds pay $110,000 annually and a discretionary bonus of $4,000 to the Contractor for providing CCO services. Each Fund pays an annual fee of $5,000 with the remaining amount allocated to the Funds based on aggregate average daily net assets. For the six months ended February 28, 2026, the CCO received a total of $54,465.

4. SECURITIES TRANSACTIONS

During the six months ended February 28, 2026, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, and securities sold short, were as follows:

Fund	Purchases	Sales
Select Value Fund	$ 6,891,959	$ 6,821,250
Opportunity Equity Fund	1,359,464	2,016,608
Enhanced Equity Income Fund	6,703,967	6,244,916
Texas Fund	9,351,344	7,616,463

There were no purchases or sales of U.S. government securities made by the Funds.

5. TAX MATTERS

It is each Fund’s intention to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends, in each calendar year, at least 98% of its net investment income and 98.2% of its net realized capital gains plus undistributed amounts from prior years.

The Funds’ tax basis distributable earnings (deficit) are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at August 31, 2025, the Funds’ most recent fiscal year end, was as follows:

Tax character of distributable earnings (deficit)	Select Value Fund	Opportunity Equity Fund	Enhanced Equity Income Fund	Texas Fund
Unrealized Appreciation (Depreciation)	$ 306,406	$ 1,212,798	$ (187,370)	$ 4,784,895
Undistributed Ordinary Income (Loss)	304,532	342,376	134,163	-
Undistributed Capital Gains (Losses)	236,800	1,160,482	-	393,747
Capital Loss Carryforward	-	-	-	-
Post-December Ordinary Loss	-	-	-	(6,887)
Post-October Capital Loss	-	-	-	-
Total Distributable Earnings/(Deficit)	$ 847,738	$ 2,715,656	$ (53,207)	$ 5,171,755

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and return of capital from underlying investments. Permanent book and tax differences, primarily attributable to net operating losses resulted in reclassification for the Texas Fund for the fiscal year ended August 31, 2025 as follows:

Fund	Paid-in Capital	Total Distributable Earnings/(Deficit)
Texas Fund	$ (1,009)	$ 1,009

Under current tax law, certain capital losses realized after October 31, and certain ordinary losses realized after December 31 but before the end of the fiscal year (“Post-October Losses” and “Late Year Losses”, respectively) may be deferred and treated as occurring on the first business day of the following fiscal year. The Texas Fund incurred and elected to defer $6,887 of such post-December losses.

The following information is based upon the federal income tax cost of the investment securities as of August 31, 2025:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select Value Fund	$ 17,215,906	$ 2,088,618	$(1,782,212)	$ 306,406
Opportunity Equity Fund	14,567,537	1,512,238	(299,440)	1,212,798
Enhanced Equity Income Fund	13,108,207	880,022	(1,067,392)	(187,370)
Texas Fund	10,486,395	4,890,677	(105,782)	4,784,895

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in all open tax years and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the year ended August 31, 2025 the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. Federal tax authorities for tax years before 2022.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2026, the shareholders listed in the table immediately below held, for the benefit of their customers, the following percentages of the outstanding shares of each Fund.

Fund	Shareholder	Percent Owned as of February 28, 2026
Select Value Fund	NFS, LLC	60%
Select Value Fund	Raymond James & Assoc., Inc.	35%
Opportunity Equity Fund	Charles Schwab & Co., Inc.	31%
Enhanced Equity Income Fund	Fifth Third Bank	83%
Texas Fund	Charles Schwab & Co., Inc.	29%
Texas Fund	NFS, LLC	69%

7. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. SECTOR AND GEOGRAPHIC RISKS

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Texas Fund’s investments are concentrated in Texas, and therefore the Fund will be susceptible to adverse market, political, regulatory, social, economic and geographic events affecting Texas. The Fund’s performance may be more volatile than the performance of more geographically diverse funds. Since one of the main industries in Texas is mining and logging, including the oil and gas sectors, Texas is particularly susceptible to economic, environmental and political activities affecting this industry.

9. OPTIONS RISK

The Enhanced Equity Income and Texas Funds’ use of options subjects the Funds to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Funds invest; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Funds’ ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of the Funds, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Funds. See Note 2 for additional disclosures related to options transactions.

10. MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

11. SUBSEQUENT EVENTS

On March 26, 2026, the Select Value Fund declared a dividend from net investment income of $33,278, which was payable on March 27, 2026. On March 26, 2026, the Opportunity Equity Fund declared a dividend from net investment income of $7,177, which was payable on March 27, 2026. On March 26, 2026, the Enhanced Equity Income Fund declared a dividend from net investment income of $5,988 and a short-term capital gain distribution of $35,000, which were payable on March 27, 2026. On March 26, 2026, the Texas Fund declared a dividend from net investment income of $1,558, which was payable on March 27, 2026.

Management has evaluated subsequent events through the issuance of the financial statements and, other than those already disclosed in the notes to the financial statements, has noted no other such events that would require recognition or disclosure.

Monteagle Funds

Additional Information

February 28, 2026 (Unaudited)

Proxy Policies — The Trust has adopted Proxy Voting Policies and Procedures under which the Funds vote proxies related to securities held by the Funds. A description of the Funds’ policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX is available without charge, upon request, by calling the Funds toll free at 1-888-263-5593, on the Funds’ website at http://www.monteaglefunds.com or on the SEC’s website at http://www.sec.gov.

N-PORT Filing — The SEC has adopted the requirement that all mutual funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-PORT. For the Monteagle Funds, this would be for the fiscal quarters ending November 30 and May 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov., or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Annual Renewal of the Management Services Agreement between Park Place Capital Corporation and the Monteagle Funds, and the Sub-advisory Agreements between Park Place Capital Corporation and each Monteagle Funds’ Sub-Advisor.

At an initial meeting held on October 7, 2025 and the subsequent meeting October 23, 2025, (the Meetings”), the Board of Trustees (the “Board” or the “Trustees”) of the Monteagle Funds (the “Trust”), including a majority of the Trustees who are neither parties to the Monteagle Management Services Agreement nor a sub-advisory agreement of a Monteagle Fund, or “interested persons” of any such party (the “Independent Trustees”), unanimously determined to renew the Management Services Agreement (the “Advisory Agreement”), between the Trust, on behalf of its respective series (each, a “Fund” and together, the “Funds”) and Park Place Capital Corporation (“PPCC” or the “Advisor”) and the Investment Sub-Advisory Agreements (the “Sub-Advisory Agreements”), between the Advisor and Parkway Advisors, L.P. with respect to the Monteagle Select Value Fund; the Advisor and J. Team Financial, Inc. with respect to The Texas Fund; and the Advisor and G.W. Henssler & Associates, Ltd. with respect to the Monteagle Opportunity Equity Fund (each, a “Sub-Advisor”). The Independent Trustees, represented by their independent legal counsel (“Counsel”), met on two (2) separate occasions, considered the approval of the renewal of these Agreements, during which they discussed and evaluated responsive materials which the Advisor and each Sub-advisor provided by their respective specific requests relating to the review process.

In reviewing the Advisory Agreement and each Sub-advisory Agreement, the Trustees considered its legal duties and responsibilities under the Investment Company Act of 1940, as amended (the “1940 Act”); the requirements of the 1940 Act in such matters; the fiduciary duty of Advisor with respect to the Advisory and Sub-advisory Agreements and their compensation under such agreements; the standards used by the courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on the approval of such agreements. The Trustees requested and received various reports from the Advisor and each Sub-advisor in advance of the Trustees meeting that, among other things, outlined the services provided by the Advisor and each Sub-Advisor to the Funds (including the relevant personnel responsible for these services and their experience); performance information for each Fund; the advisory fees for the Funds as compared to fees charged by investment Advisors to comparable funds; the expense ratio of each Fund as compared to expense ratios of comparable funds; the potential for economies of scale, if any; financial data on the Advisor and each Sub-Advisor; any fall out benefits to the Advisor; and the Advisor’s and each Sub-advisor’s compliance program.

In considering the renewal of the Advisory and each Fund’s Sub-advisory Agreement, the Trustees, at the Meetings, reviewed with the Advisor the materials provided in advance of the Meetings. The Trustees, composed entirely of Independent Trustees, also met independently of management to review and discuss the materials received from the Advisor, each Sub-Advisor and Trust counsel. Each Trustee applied their reasonable business judgment to determine whether the continuation of the Advisory Agreement and each Sub-advisory Agreement, independently, is a reasonable business arrangement. The Trustees determined that, given the totality of the information provided with respect to the Advisory Agreement and each Sub-advisory Agreement, exercising their reasonable business judgment, received sufficient information to renew the Advisory Agreement and each Sub-advisory Agreement. In determining to renew the Agreements for each Fund, the Trustees did not identify any single factor or group of factors as all important or controlling and considered all factors together, and each Trustee may have afforded different weight to a range of factors set forth below.

At the Meetings, Counsel advised the Trustees, all of which are Independent Trustees, of their statutory and fiduciary obligations in determining whether to approve the renewal of the Advisory Agreement and Sub-advisory Agreement. In connection with their consideration of these matters, the Independent Trustees, through their Counsel, requested such information in accordance with Section 15(c) of the 1940 Act, as well as information received throughout the year, both in writing and discussions during the regular quarterly Board meetings, regarding each Fund, provided by the Advisor and each Sub-Advisor as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-advisory Agreement, and whether the continuation of each Agreement continue is in the best interest of each Fund and its shareholders, and the Advisor provided both written and oral information responsive to the Trustees’ requests.

The Trustees reviewed various materials they deemed relevant or necessary to consider the approval of the continuation of the Advisory Agreement and each Sub-advisory Agreement. Such materials were received in advance of the meeting. The materials received addressed the nature, extent and quality of services provided by the Advisor and each Sub-Advisor, the comparative investment performance of each Fund, the fees of each Fund, and the expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), the investment performance information for the relevant benchmark for each Fund (each, a “Fund Benchmark”), other relevant matters, and other information which was provided to the Trustees on a periodic basis throughout the year. Prior to voting on the approval of the renewals, the Independent Trustees: (a) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Advisory Agreement and each Sub-advisory Agreement; (b) reviewed the foregoing information with their independent legal counsel; and (c) met in two (2) separate meetings with their independent legal counsel, during which one (1) meeting was in a private sessions at which no representatives of management were present. Throughout the process, the Trustees had the opportunity to ask questions and receive answers from representatives of the Advisor and each Subadvisor the Trustees deemed relevant from the materials provided and comments made through various discussions of relevant evaluative factors.

The following summary reflects the Trustees’ consideration of certain of these factors:

Nature, Extent and Quality of the Services Provided. The Trustees considered various aspects of the nature, extent, and quality of the services provided by the Advisor and each Sub-Advisor of the Monteagle Funds. The Trustees noted that the responsibilities of the Advisor and each Sub-Advisor under each Agreement had not changed since the last renewal, the Board considered the following items as part of their determination: (i) the quality of the investment advisory and sub-advisory services (including research and recommendations with respect to each Fund’s portfolio holdings); (ii) the background, experience and professional ability and skill of the portfolio management personnel assigned to the particular Fund, noting the commitment to hire and retain qualified personnel to work on behalf of the Monteagle Funds and their shareholders; (iii) the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, (iv) ensuring the compliance with regulatory requirements, specifically noting that neither the Advisor nor any Sub-Advisor reported any material compliance matter over the last year; (v) the way the Sub-Advisors seek to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Funds, noting that each of the Sub-Advisors has provided its policies and procedures related to trading and brokerage; (vi) the investment strategies and sources of information upon which the Advisor and each Sub-Advisor relies in making investment decisions for the Funds; (vii) the oversight of the Funds’ portfolios by the Sub-Advisors and the Advisor and the oversight of the Sub-Advisors by the Advisor; (viii) each Sub-Advisor’s succession plans and business continuity plans; and (viii) the coordination of services for the Funds among the service providers, Trust management and the Trustees.

The Trustees confirmed that the Advisor and each Monteagle Fund’s Sub-Advisor has taken appropriate safeguards to ensure that each Fund’s investment objective, strategy and limitations have been met and that there have been no compliance issues found with either the Advisor or any Sub-Advisor over the past year. The Trustees acknowledged that the Advisor has raised no concerns or objections to the continuation of the agreements with each Monteagle Fund’s subadvisor. After reviewing and considering the foregoing information, along with further information derived from their long-standing relationship with each, the Trustees concluded that the nature, extent and quality of the services provided by the Advisor and each of the Sub-Advisors, were satisfactory and adequate for each respective Fund.

Investment Performance of the Funds, the Advisor and the Sub-Advisors. The Trustees acknowledged that the Advisor has delegated day-to-day portfolio management to each Sub-Advisor of its sub-advised Fund and that the Advisor’s role regarding investment performance was largely one of oversight. The Trustees also recognized that, unlike the other Monteagle Funds, the Advisor was responsible for the day-to-day management of the Monteagle Enhanced Equity Income Fund. The Trustees considered the information regarding the Advisor’s personnel fulfilling these roles, as well as the information about each Sub-Advisor’s investment team managing each of the Funds’ portfolios day-to-day.

In their evaluation of performance, the Trustees compared the short- and long-term performance of each Monteagle Fund with the performance of its benchmark, its peer group with similar objectives managed by other investment Advisors, and aggregated data by category. The Trustees both annually and during their regular quarterly meetings, considered year-to-date and annual performance analytics for 1-, 3-, 5-, and 10-year(s) periods as well as performance since each Fund’s inception. In general, the Trustees emphasized the long-term investment performance.

In this regard, the Trustees made the following observations:

As to the Monteagle Select Value Fund, the Trustees, among other performance metrics, noted that the Fund’s comparative index is the S&P 500 and its comparative category was the mid-cap value category. They recognized that the dispersion of return is relatively narrow relative to the year-to-date comparisons. The Trustees noted that the Fund’s standard deviation was lower than the benchmark and it was also lower on a 5-year and 10-year basis in the Fund’s risk/return statistics compared to its mid-cap value category. The Trustees noted that the Fund had $17.5M in assets under management as of August 31, 2025 and that the Fund enjoyed positive returns during the end of this period due to the Fund’s equity performance and stock selection. The Trustees recognized that growth stocks outperformed value, accordingly, the Fund’s returns were below the S&P 500’s return of 15.88% yet still returned 6.17% during the fiscal year. However, this return was slightly higher than the S&P 500 Value Index (SVX) return of 6.07%.. In addition, the Trustees noted that the Fund’s 1-, 5- and 10-year performance figures comparatively to the S&P 500 Index were 6.17%, 14.75% and 8.57 to 15.88%, 14.75 and 14.60%, respectively.

As to the Monteagle Opportunity Equity Fund, the Trustees recognized that the Fund is a multi-class fund with an Institutional Class and an Investor Class. The Trustees noted that as of August 31, 2025, the Investor Class and the Institutional Class held $15.7M of assets under management. Among other statistically performance figures, the Trustees noted that the year to date through August 31st, the Fund’s Investor Class returned 8.09% compared to 10.78% for the S&P 500 and 5.27% for the S&P 400 while the Institutional Class returned 10.19% compared to 9.62% for the S&P 500 and 8.83% for the S&P Mid 400. The Trustees noted that on a one-year lookback the Fund returned 7.43% against a 15.88% gain for the S&P 500 and a 6.84% gain for the S&P Mid 400. The Trustees noted that with regard to the Fund’s Investor Class, the 1-, 5- and 10-year performance figures comparatively to the S&P 500 Index were 7.43%, 11.64% and 9.06% to 15.88%, 14.75 and 14.60%, respectively, while the Institutional Class 8.06%, 12.17% and 9.59% to 15.88%, 14.75 and 14.60%, respectively.

As to the Texas Fund, the Trustees noted that the Fund had $13.7M assets under management as of September 1, 2024 and the Fund was up 19.87% over the last thirty-six (36) months. The Trustees noted that although the Fund is underperforming the S&P 500 in all reported time periods, it is outperforming its Mid-Cap Blend category on a 3- and 5-year basis. The Trustees recognized that Fund’s unique investment strategy does not afford the Fund a readily comparable group. They further noted that the Fund’s higher risk exposure and underperformance can be attributed to the higher exposure to more volatile small cap holdings and a lower R2 and high tracking error, highlighting how the Fund is not necessarily aligned with the S&P 500 or the Mid-Cap Blend category.

As to the Monteagle Enhanced Equity Income Fund, the Trustees noted that the Fund’s inception date was February 1, 2023. The Trustees recognized that the performance comparable figures were short-term. The Fund enjoyed positive returns for the year ended August 31, 2025 noting that the 1-year and since inception performance figures comparatively to the CBOE S&P 500 Buy Write Monthly Index and S&P 500 Index were 8.41% and 12.61%, 7.72% and 10.68, and 15.88%, 21.79, respectively.

After considering and discussing the performance of each of the Funds further, the Advisor’s and each Sub-Advisor’s experience and the historical and comparative performance data provided, and other relevant information, the Trustees concluded that the investment performance of each of the Monteagle Funds was satisfactory.

The Costs of the Services Provided and Profits Realized by the Advisor and the Sub-Advisors from their Relationships with the Funds. As to the costs of the services provided and the profits realized by the Advisor and each Sub-Advisor from their relationships with the Funds, the Trustees considered the overall expenses of each Fund including those associated with the Operating Services Agreement between the Advisor and each Fund, as compared to its peer group and the level of commitment to the Funds by the principals of the Advisor and Sub-Advisors with respect to their roles for the Funds. The Trustees reviewed and considered financial information relating to the profitability of the Advisor and each Sub-Advisor. The Trustees also considered the nature and frequency of the advisory and sub-advisory fee payments, the asset levels of each Fund, and the expenses of each Fund as compared to the expenses of each Fund’s category and those Funds which may be considered similar.

Upon further consideration, the Trustees concluded, considering all the facts and circumstances, that the costs of the services provided to the Funds and the profits realized by the Advisor and each Sub-Advisor from its respective relationships with the Funds, were satisfactory.

Economies of Scale. The Trustees next considered the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for each of the Funds at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth. The Trustees also noted that certain of the Sub-advisory fee schedules also have breakpoints at various asset levels. As stated earlier in the meeting. The Board recognized that such breakpoints will only be afforded by the shareholder as the assets of the Fund grow.

After considering these factors, the Trustees concluded that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of each Fund’s shareholders as the Fund grows.

Other Benefits Derived by the Advisor or Sub-Advisors from their Relationships with the Funds and Conflicts of Interest. The Trustees also considered other benefits that the Advisor or Sub-Advisors derive from their relationship with the Funds (sometimes referred to as “fall-out” benefits) and potential conflicts of interest. The Board indicated, and as confirmed by the Advisor and each Subadvisor, that it is not aware of any conflicts of interest existing with the Advisor and each Subadvisor’s representation of the Monteagle Funds. The Board noted that the Advisor also is contractually engaged under an Operating Services Agreement with each Monteagle Fund which is an added benefit to the Advisor resulting from their relationship with the Monteagle Funds.

After reviewing and considering the foregoing information and other information they deemed relevant regarding these matters, the Trustees concluded that the benefits derived by the Advisor or Sub-Advisors from their relationships with the Funds were satisfactory.

In addition to the foregoing, management of the Monteagle Funds confirmed that the Advisor recommends to the Board that each of the Sub-advisor Agreements be renewed as proposed.

Conclusion. Having requested and received such information from the Advisor and each Sub-Advisor as the Independent Trustees of the Board of Trustees believed to be reasonably necessary to evaluate the renewal of each Advisory Agreement and each Sub-Advisory Agreement, independent of the other, and upon the advice of their legal counsel, the Trustees, using their reasonable business judgment, unanimously concluded that the terms of each Advisory Agreement and each Sub-Advisory Agreement is a reasonable business arrangement and that the approval of each Advisory Agreement and each Sub-Advisory Agreement is in the best interests of the Trust and each Fund’s shareholders.

THE MONTEAGLE FUNDS

Investment Adviser

Park Place Capital Corporation

2728 19th Place South, Suite 160

Homewood, AL 35209

Distributor

Arbor Court Capital, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Transfer Agent, Administrator

& Shareholder Servicing Agent

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(888) 263-5593

www.monteaglefunds.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus, which includes information regarding each Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a)       Disclosure Controls & Procedures. Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)       Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) EX-99.CODE ETH. Not Applicable.

(a)(2) EX-99.CERT. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)       EX-99.906CERT. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Monteagle Funds

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

   * Paul B. Ordonio

     President and Principal Executive Officer

Date May 4, 2026

By /s/ Umberto Anastasi

   * Umberto Anastasi

     Treasurer and Principal Financial Officer

Date May 4, 2026

* Print the name and title of each signing officer under his or her signature.